Related parties - Management compensation (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Short-term benefits
Salary or compensation	R$ 32,767	R$ 36,356
Direct and indirect benefits	836	1,533
Bonus	20,149	11,012
Total Short-term benefits	53,752	48,901
Long-term benefits
Share-based compensation plan	78,087	50,599
Total Long-term benefits	78,087	50,599
Total	R$ 131,839	R$ 99,500